Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Receipt of common units due to annual common unit adjustment	$ (8,869)		$ (9,137)	$ (9,137)		$ (9,302)		$ (30,683)
Equity in earnings	2,421		1,790	13,109		5,651		(3,438)
Cash Received
Schedule of Equity Method Investments [Line Items]
Receipt of excess cash distributions	6,574			24,392		26,345		24,369
Receipt under tax receivable agreement	1,819			3,890		4,867		4,262
Revenues earned under ESA	1,817	[1]		7,112	[2]	5,890	[2]	5,033	[2]
Ending Balance	10,210			35,394		37,102		33,664
Other Revenue
Schedule of Equity Method Investments [Line Items]
Amortization of deferred revenue	(1,113)			(4,142)		(3,565)		(3,116)
Revenues earned under ESA	(1,817)	[1]		(7,112)	[2]	(5,890)	[2]	(5,033)	[2]
Ending Balance	(2,930)			(11,254)		(9,455)		(8,149)
Equity Earnings
Schedule of Equity Method Investments [Line Items]
Equity in earnings	(866)			(4,416)		(5,413)		(4,463)
Ending Balance	(866)			(4,416)		(5,413)		(4,463)
Distributions from Ncm
Schedule of Equity Method Investments [Line Items]
Receipt of excess cash distributions	(4,776)			(17,889)		(20,023)		(19,616)
Receipt under tax receivable agreement	(1,327)			(2,923)		(4,138)		(3,742)
Ending Balance	(6,103)			(20,812)		(24,161)		(23,358)
Investment In Ncm
Schedule of Equity Method Investments [Line Items]
Beginning Balance	78,123		72,040	72,040		64,376		34,232
Receipt of common units due to annual common unit adjustment	8,869			9,137		9,302		30,683
Change of interest gain due to extraordinary common unit adjustment								271	[3]
Receipt of excess cash distributions	(1,798)			(6,503)		(6,322)		(4,753)
Receipt under tax receivable agreement	(492)			(967)		(729)		(520)
Equity in earnings	866			4,416		5,413		4,463
Ending Balance	85,568			78,123		72,040		64,376
Deferred Revenue
Schedule of Equity Method Investments [Line Items]
Beginning Balance	(241,305)		(236,310)	(236,310)		(230,573)		(203,006)
Receipt of common units due to annual common unit adjustment	(8,869)			(9,137)		(9,302)		(30,683)
Amortization of deferred revenue	1,113			4,142		3,565		3,116
Ending Balance	$ (249,061)			$ (241,305)		$ (236,310)		$ (230,573)

[1]	Amount includes the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire of approximately $2,435.
[2]	Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.
[3]	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.